Share-Based Compensation - Summary of Share Based Compensation Restricted Stock Units (Details) - Restricted share units - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2018 Plan
Share-Based Compensation
Beginning balance	104,515,350	101,770,350	0
Granted	22,140,000	69,910,980	112,336,970
Vested	(30,681,250)	(22,617,630)	(10,141,620)
Forfeited or cancelled	(23,152,890)	(44,548,350)	(425,000)
Ending balance	72,821,210	104,515,350	101,770,350
Weighted Average Grant-date Fair Value, Beginning balance	¥ 1.22	¥ 0.84	¥ 0
Weighted Average Grant-date Fair Value, Granted	0.78	1.41	0.83
Weighted Average Grant-date Fair Value, Vested	1.14	0.91	0.74
Weighted Average Grant-date Fair Value, Forfeited or cancelled	1.44	0.94	0.75
Weighted Average Grant-date Fair Value, Ending balance	¥ 1.08	¥ 1.22	¥ 0.84
2021 Plan
Share-Based Compensation
Granted	48,636,040
Forfeited or cancelled	(2,000,000)
Ending balance	46,636,040
Weighted Average Grant-date Fair Value, Granted	¥ 0.83
Weighted Average Grant-date Fair Value, Forfeited or cancelled	0.84
Weighted Average Grant-date Fair Value, Ending balance	¥ 0.83